Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Tax Status [Line Items]
Federal Income Tax Status
9.	FEDERAL INCOME TAX STATUS
The IRS has determined and informed the RBC Companies by a letter dated December 18, 2015, that the Plan was designed in accordance with the applicable regulations of the Code requirements. The RBC Companies and the plan administrator believe that the Plan is currently designed and operated in compliance with the applicable requirements of the Code and the Plan and related trust continue to be tax-exempt.
Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024 there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.